UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 12, 2010

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total:	$125,189

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1356    16226 SH       SOLE                    16226
ABBOTT LABORATORIES            COM              002824100     4432    84134 SH       SOLE                    84134
APPLE COMPUTER                 COM              037833100      505     2150 SH       SOLE                     2150
AT&T                           COM              00206R102     3416   132204 SH       SOLE                   132204
AUTO DESK                      COM              052769106      534    18185 SH       SOLE                    18185
BANK OF AMERICA                COM              060505104      516    28887 SH       SOLE                    28887
CHARLES SCHWAB                 COM              808513105     3992   213576 SH       SOLE                   213576
CHEVRONTEXACO                  COM              166751107      781    10305 SH       SOLE                    10305
CISCO SYSTEMS                  COM              17275R102     4453   171054 SH       SOLE                   171054
CITRIX SYSTEMS                 COM              177376100     3671    77332 SH       SOLE                    77332
COCA COLA                      COM              191216100     2458    44691 SH       SOLE                    44691
CULLEN FROST BANKERS           COM              229899109     3792    67959 SH       SOLE                    67959
CVS CAREMARK                   COM              126650100     4212   115220 SH       SOLE                   115220
EMC                            COM              268648102     4457   247050 SH       SOLE                   247050
ENTERGY                        COM              29364G103      203     2500 SH       SOLE                     2500
EXXON MOBIL                    COM              302290101     1043    15575 SH       SOLE                    15575
FOREST OIL                     COM              346091606     4253   164710 SH       SOLE                   164710
GENERAL ELECTRIC               COM              369604103     4864   267254 SH       SOLE                   267254
HALLIBURTON                    COM              406216101      398    13194 SH       SOLE                    13194
HOSPIRA                        COM              441060100     4490    79250 SH       SOLE                    79250
ILLINOIS TOOL WORKS            COM              452308109     3385    71472 SH       SOLE                    71472
INTEL                          COM              458140100     4463   200220 SH       SOLE                   200220
INTERNATIONAL BUSINESS MACHINE COM              459200101      492     3835 SH       SOLE                     3835
JACOBS ENGINEERING             COM              469814107     4207    93095 SH       SOLE                    93095
JOHNSON CONTROLS               COM              478366107     4903   148612 SH       SOLE                   148612
KIMBERLY CLARK                 COM              494368103      693    11023 SH       SOLE                    11023
LAZARD LTD-CL A                COM              021260622     3749   105004 SH       SOLE                   105004
MEDTRONIC                      COM              585055106     4338    96345 SH       SOLE                    96345
MICROSOFT                      COM              594918104     4382   149629 SH       SOLE                   149629
MONSANTO                       COM              61166W101     3344    46828 SH       SOLE                    46828
NIKE CLASS B                   COM              654106103     4183    56911 SH       SOLE                    56911
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      422     6383 SH       SOLE                     6383
POWER-ONE                      COM              739308104       70    16775 SH       SOLE                    16775
PROCTER & GAMBLE               COM              742718109      255     4032 SH       SOLE                     4032
REGIONS FINANCIAL              COM              7591EP100      860   109600 SH       SOLE                   109600
SCHLUMBERGER                   COM              806857108     3263    51426 SH       SOLE                    51426
SIMMONS FIRST NATIONAL         COM              828730200      336    12200 SH       SOLE                    12200
TARGET                         COM              87612E106     3842    73040 SH       SOLE                    73040
THERMO FISHER SCIENTIFIC       COM              883556102     4053    78787 SH       SOLE                    78787
UNION PACIFIC                  COM              907818108      258     3525 SH       SOLE                     3525
WAL-MART                       COM              931142103     4035    72570 SH       SOLE                    72570
WALT DISNEY                    COM              254687106     4584   131305 SH       SOLE                   131305
WASTE CONNECTIONS              COM              941053100      229     6750 SH       SOLE                     6750
WRIGHT MEDICAL                 COM              98235t107     3434   193273 SH       SOLE                   193273
XTO ENERGY                     COM              98385X106     3561    75475 SH       SOLE                    75475
AMERICAN CAP INCOME BUILDER CL                  140193400      209     4358 SH       SOLE                     4358
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     1555   154259 SH       SOLE                   154259
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      467    11219 SH       SOLE                    11219
FRANKLIN INCOME FUND CL A                       353496300       62    29301 SH       SOLE                    29301
TRANSAMERICA ASSET ALLOCATION                   893957720      213    19884 SH       SOLE                    19884
VANGUARD 500 INDEX FUND-SIGN                    922908496      694     7799 SH       SOLE                     7799
VANGUARD INSTL INDEX-INST PL                    922040209      820     7657 SH       SOLE                     7657